Amount Due to Related Parties - Schedule of Amount Due to Related Parties (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Related Party Transactions [Abstract]
Due to related parties	$ 3,475	$ 622